Income taxes	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Income taxes
Note 8 Income taxes

Tax examinations and assessments

During the first quarter, we received reassessments from the Canada Revenue Agency (CRA) in respect of the 2013 and 2012 taxation years which disallowed dividend deductions resulting in additional income taxes as the tax deductibility of certain dividends was denied on the basis that they were part of a “dividend rental arrangement”. The reassessments are consistent with the previously received proposal letters as described in Note 22 of our 2018 Annual Consolidated Financial Statements. We are confident that our tax filing position was appropriate and intend to defend ourselves vigorously.